Feb. 28, 2025
Guardian Core Fixed Income VIP Fund
Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in investment grade debt securities of all types and repurchase agreements for those securities. The Fund’s debt securities may include without limitation: long- and short-term corporate debt obligations; mortgage-backed, mortgage-related, and other asset-backed securities; convertible bonds; U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).

FIAM LLC (the “Subadviser”) uses bond market sector allocation, comprehensive credit analysis and yield curve positioning to select securities for the Fund. Yield curve positioning represents the relationship between the interest rates of bonds having the same credit quality but different maturity dates. Under normal market conditions, the average duration of the Fund’s portfolio is expected to be between 3 and 10 years. Duration is a measure of a bond price’s sensitivity to changes in interest rates. The Fund may lengthen or shorten its duration within the intermediate range to reflect changes in the overall composition of the investment grade debt markets. An investment grade security is one that is rated BBB- (or its equivalent) and higher by a credit rating agency registered as a nationally recognized statistical rating organization (“NRSRO”) with the SEC, or, if unrated, has been determined by the Subadviser to be of comparable quality.

Although the Fund primarily invests in domestic securities, up to 20% of the Fund’s assets may be invested in foreign debt securities, which may be denominated in foreign currencies. The Fund may purchase or sell securities on a when-issued, to-be-announced (“TBA”), delayed delivery or forward commitment basis and may engage in short-term trading of portfolio securities. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund may also utilize dollar roll transactions to obtain market exposure to certain types of securities, particularly mortgage-backed securities. A mortgage dollar roll transaction involves a sale by a Fund of a mortgage-backed security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts (both long and short positions), options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

The Fund may also invest in other investment companies, including exchange-traded funds (“ETFs”), for cash management purposes or to seek exposure to a particular asset class. In addition, the Fund may invest in collateralized loan obligations.

The Subadviser regularly reviews the Fund’s investments and may sell investments when it believes the securities are no longer attractive due to valuation, changes in the fundamental outlook of the company or if it considers other investments more attractive.

“The Fund engaged the Subadviser and modified its principal investment strategies as of March 3, 2025. The past performance shown in the bar chart and table below prior to that date reflects the performance of the Fund’s prior manager and principal investment strategies.”

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